SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENT
SUBSEQUENT EVENTS

26.         SUBSEQUENT EVENT

To better adapt to the evolving trends of the education sector in China, management of the Group has been considering the plan to sell the directly operated kindergarten business in China as a group and has initiated the action to locate buyers since January 2022. On March 1, 2022, the subsidiaries of the Company, RYB Technology and TJ Qiyuan have entered into termination agreements with certain variable interest entities, Beijing RYB and Beiyao. By entering into those termination agreements, the Company will no longer be the primary beneficiary of its directly operated kindergarten business in China beginning on April 30, 2022, when the Divestiture will become effective (“the date of the Divestiture”). The Divestiture aims to fully address compliance requirements with regard to relevant laws and regulations (including the Opinions of the State Council on Deepening Reform and Standardized Development of Preschool Education as well as the Regulations on the Implementation of the Law on the Promotion of Private Education).

This Divestiture includes the termination of agreements by and among RYB Technology, TJ Qiyuan, Beijing RYB, Beiyao and their shareholders. As a result, 90 directly operated kindergartens in China will be divested. As the consideration for the termination of VIE agreements, an aggregate amount of RMB158.5 million will be paid in installments to RYB Technology and TJ Qiyuan. At the same time, to ensure ongoing stability and sustained provision of quality kindergarten education, the subsidiaries of the Company have entered into a series of service agreements to provide brand royalty, training, management IT system, recruitment, and curriculum design services to the previous VIEs and/or their subsidiaries.

As part of the Divestiture, RYB Technology has entered into a loan agreement with Beijing RYB and Beiyao to reflect the net balance of historical inter-company lending and borrowing as of the date of the Divestiture, the exact amount of which is subject to the further audit procedure completion.

The following tables summarize the unaudited pro forma statements of financial position and pro forma unaudited statements of operations of all the entities as a group (“Divesture part”) that would be deconsolidated through the Divestiture, as well as those of all entities that remain in the Group (“Non Divestiture part”) as of and for the year ended December 31, 2021, as if the Divestiture had become effective on January 1, 2021. Service fees which would be collected by the Non Divestiture part from the Divestiture part starting from April 30, 2022, and the income tax impact of the Divestiture are not reflected in the unaudited pro forma financial statements. The Divestiture journal entry reflects the balance of receivable and gain from the Divestiture by the Non Divestiture part.

26.         SUBSEQUENT EVENT - continued

UNAUDITED PRO FORMA STATEMENTS OF FINANCIAL POSITION

	As of December 31, 2021
			Pro Forma	Non
	Consolidated	Divestiture	Adjustment	Divestiture
ASSETS
Current assets
Cash and cash equivalents	65,263	31,892	—	33,371
Term deposits	215	215	—	—
Accounts receivable	1,300	27	—	1,273
Inventories	6,130	—	—	6,130
Prepaid expenses and other current assets	9,344	6,409	—	2,935
Total current assets	82,252	38,543	—	43,709

Non-current assets
Restricted cash	993	993	—	—
Property, plant and equipment, net	39,379	32,967	—	6,412
Goodwill	42,102	22,925	—	19,177
Intangible assets, net	12,737	1,638	—	11,099
Long-term investments	169	—	—	169
Deferred tax assets	22,803	13,969	—	8,834
Other non-current assets	8,668	3,194	—	5,474
Operating lease right-of-use assets	73,973	49,581	—	24,392
Amounts due from related parties (for Divestiture)	—	—	22,576	22,576
Amounts due from related parties	—	—	44,664	44,664
TOTAL ASSETS	283,076	163,810	67,240	186,506

LIABILITIES
Current liabilities
Prepayments from customers, current portion	4,919	183	—	4,736
Accrued expenses and other current liabilities	55,642	32,337	—	23,305
Income tax payable	20,888	20,020	—	868
Operating lease liabilities, current portion	13,890	8,503	—	5,387
Deferred revenue, current portion	27,019	18,865	—	8,154
Long-term debt, current portion	—	—	—	—
Amounts due to related parties	—	44,664	44,664	—

Total current liabilities	122,358	124,572	44,664	42,450

Non-current liabilities
Prepayments from customers, non-current portion	1,461	540	—	921
Deferred revenue, non-current portion	999	—	—	999
Other non-current liabilities	11,645	2,071	—	9,574
Deferred income tax liabilities	1,768	14	—	1,754
Operating lease liabilities, non-current portion	65,689	47,239	—	18,450

TOTAL LIABILITIES	203,920	174,436	44,664	74,148

NET ASSETS (LIABILITIES)	79,156	(10,626)	22,576	112,358

26.         SUBSEQUENT EVENT - continued

UNAUDITED PRO FORMA STATEMENTS OF OPERATIONS

	For the year ended December 31, 2021
			Divestiture	Non
	Consolidated	Divestiture	Adjustment	Divestiture
Net revenues	180,313	102,966	—	77,347

Cost of revenues	149,142	94,590	—	54,552

Gross profit	31,171	8,376	—	22,795

Selling expenses	2,491	1,291	—	1,200
General and administrative expenses	20,286	2,181	—	18,105
Impairment loss on goodwill	4,559	4,559	—	—

Total operating expenses	27,336	8,031	—	19,305

Operating income	3,835	345	—	3,490

Interest income	219	144	—	75
Government subsidy income	2,491	1,053	—	1,438
Gain (loss) on disposal of subsidiaries	439	459	—	(20)
Gain on divestiture		—	34,068	34,068

Income before income taxes	6,984	2,001	34,068	39,051
Less: Income tax expenses	3,440	1,126	—	2,314

Income before loss from equity method investments	3,544	875	—	36,737
Loss from equity method investments	(15)	(8)	—	(7)

Net income	3,529	867	34,068	36,730

On April 30, 2022, Zhudou Investment (Beijing) Co., Ltd. (“Zhudou Investment”), together with its shareholders and its subsidiaries, entered into the exclusive consultation and service agreement, business operation agreement, exclusive option agreement and equity pledge agreement with one of the Company’s subsidiaries. In addition, Zhudou Investment and the shareholders of Zhudou Investment have signed the power of attorney and spouses of the shareholders of Zhudou Investment have signed the spousal consent respectively. Two of Zhudou Investment’s subsidiaries both hold valid Internet Content Provider license, which, pursuant to PRC laws and regulations, can only be held by companies with an ultimate capital contribution percentage by foreign investor(s) not exceed 50%, other than certain exceptions, and the main foreign investor must satisfy a number of stringent performance and operational experience requirements.